UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2014

Date of reporting period: 3/31/2014

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2014 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 90.9%

Consumer Discretionary – 10.3%
Auto Components - 0.6%
Drew Industries	16,191	$877,552
Gentex Corporation [1]	79,200	2,497,176
Lear Corporation	7,100	594,412
Selamat Sempurna	8,267,600	2,935,551
Standard Motor Products	38,152	1,364,697

		8,269,388

Automobiles - 1.0%
Thor Industries [1]	112,100	6,844,826
Winnebago Industries [2]	211,400	5,790,246

		12,635,072

Distributors - 0.9%
Core-Mark Holding Company	7,800	566,280
Genuine Parts	7,700	668,745
LKQ Corporation [2]	297,200	7,831,220
Weyco Group	97,992	2,647,744

		11,713,989

Diversified Consumer Services - 1.0%
Benesse Holdings	40,000	1,526,460
Career Education [2]	22,000	164,120
MegaStudy	15,000	1,005,452
Regis Corporation [1,2,3]	233,800	3,203,060
Sotheby’s [1]	118,700	5,169,385
Universal Technical Institute	125,432	1,624,344

		12,692,821

Hotels, Restaurants & Leisure - 0.0%
Ambassadors Group [2]	32,100	127,116
Carrianna Group Holdings	570,200	109,533
EIH	170,800	206,093
Tropicana Entertainment [2,4]	6,000	109,860

		552,602

Household Durables - 2.3%
De’Longhi	45,000	1,013,474
Ekornes	85,000	1,348,175
Ethan Allen Interiors	320,800	8,164,360
Forbo Holding	1,200	1,261,057
Garmin	5,562	307,356
Harman International Industries	66,800	7,107,520
Mohawk Industries [1,2]	53,400	7,261,332
NVR [2]	2,900	3,326,300
Stanley Furniture [2]	50,000	137,000

		29,926,574

Internet & Catalog Retail - 0.2%
Manutan International	20,000	1,424,695
Takkt	35,000	771,991

		2,196,686

Leisure Products - 0.4%
Beneteau [2]	52,500	846,759
Nautilus [2]	292,300	2,814,849
Shimano	13,400	1,345,353

		5,006,961

Media - 1.3%
Asian Pay Television Trust	230,000	135,413
E.W. Scripps Company Cl. A [2]	65,200	1,155,344
Media Chinese International	6,650,000	1,854,563
Morningstar	84,600	6,685,092
Pico Far East Holdings	8,475,000	2,419,055
RLJ Entertainment [2]	15,072	67,221
Television Broadcasts	268,300	1,613,959
Wiley (John) & Sons Cl. A	56,400	3,250,896

		17,181,543

Multiline Retail - 0.2%
Dollar Tree [2]	4,150	216,547
New World Department Store China	4,715,700	2,274,919
Sears Holdings [2]	20,000	955,200

		3,446,666

Specialty Retail - 1.5%
Advance Auto Parts	6,700	847,550
Aeropostale [2]	10,000	50,200
American Eagle Outfitters	25,300	309,672
Ascena Retail Group [1,2]	147,400	2,547,072
Children’s Place Retail Stores	13,500	672,435
Finish Line (The) Cl. A	27,600	747,684
GameStop Corporation Cl. A	14,600	600,060
Genesco [2]	35,900	2,677,063
Hour Glass (The)	75,000	99,691
I.T	557,000	146,494
Lewis Group	250,000	1,374,836
Oriental Watch Holdings	543,000	135,149
Ross Stores	4,730	338,431
Sears Hometown and Outlet Stores [2]	10,400	245,960
Signet Jewelers	12,500	1,323,250
Stein Mart	167,800	2,350,878
Systemax [2]	194,000	2,892,540
TravelCenters of America LLC [2]	36,600	298,290
West Marine [2]	131,100	1,490,607
Wet Seal (The) Cl. A [2]	63,200	83,424

		19,231,286

Textiles, Apparel & Luxury Goods - 0.9%
Asia Brands	117,100	143,847
Daphne International Holdings	3,000,000	1,224,931
Grendene	200,000	1,368,004
Handsome	5,700	141,582
Huvis Corporation	19,700	193,741
J.G. Boswell Company [4]	2,292	2,100,618
Pacific Textiles Holdings	750,000	984,363
Stella International Holdings	500,000	1,195,523
Texwinca Holdings	26,300	28,391
Van de Velde	22,500	1,208,880
Wolverine World Wide [1]	95,000	2,712,250

		11,302,130

Total		134,155,718

Consumer Staples – 1.3%
Beverages - 0.0%
Crimson Wine Group [2,4]	11,876	104,984

Food & Staples Retailing - 0.1%
FamilyMart	32,500	1,426,589

Food Products - 1.2%
Alico	27,000	1,017,900
Asian Plantations [2]	50,000	193,713
Cal-Maine Foods	33,448	2,099,865
Industrias Bachoco ADR	39,700	1,732,905
McLeod Russel India	103,800	530,319
Seneca Foods Cl. A [2]	163,474	5,146,161
Seneca Foods Cl. B [2]	13,751	441,132
Sipef	5,200	430,810
Tootsie Roll Industries	124,136	3,716,620
Waterloo Investment Holdings [2,5]	598,676	227,497

		15,536,922

Total		17,068,495

Diversified Investment Companies – 0.0%
Closed-End Funds - 0.0%
Central Fund of Canada Cl. A [1]	13,800	189,888
RIT Capital Partners	13,500	301,347

Total		491,235

Energy – 5.1%
Energy Equipment & Services - 3.9%
Cal Dive International [2]	456,250	775,625
Era Group [1,2,3]	13,100	383,961
Helmerich & Payne	112,600	12,111,256
ION Geophysical [2]	361,500	1,521,915
Jindal Drilling & Industries	24,000	74,883
Key Energy Services [2]	39,000	360,360
Oil States International [2]	45,023	4,439,268
Pason Systems	115,500	2,921,194
SEACOR Holdings [2]	90,075	7,784,281
Spectrum	20,500	130,002
Steel Excel [2,4]	156,880	5,020,160
Superior Energy Services [1]	22,100	679,796
TGS-NOPEC Geophysical	134,000	4,392,373
Tidewater	88,300	4,293,146
Trican Well Service	65,200	825,100
Unit Corporation [2]	74,900	4,896,962

		50,610,282

Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy [2]	13,200	730,620
Cimarex Energy	61,300	7,301,443
Contango Oil & Gas [2]	8,700	415,338
Diamondback Energy [2]	6,500	437,515
Hallador Energy	38,000	324,900
Harvest Natural Resources [2]	13,000	48,880
Midstates Petroleum [2]	23,000	123,280
PBF Energy Cl. A	10,000	258,000
Resolute Energy [1,2]	222,134	1,599,365
Saratoga Resources [2]	225,000	303,750
World Fuel Services	7,000	308,700
WPX Energy [2]	240,000	4,327,200

		16,178,991

Total		66,789,273

Financials – 13.3%
Banks - 1.9%
Bank of N.T. Butterfield & Son	1,784,161	3,532,639
Farmers & Merchants Bank of Long Beach [4]	1,200	6,900,000
Fauquier Bankshares	160,800	2,458,632
Fidelity Southern	33,232	464,251
First Citizens BancShares Cl. A	36,527	8,793,875
Mechanics Bank [4]	200	2,700,000

		24,849,397

Capital Markets - 5.4%
Affiliated Managers Group [2]	34,700	6,941,735
AllianceBernstein Holding L.P. [1,3]	142,000	3,545,740
Artisan Partners Asset Management Cl. A	45,900	2,949,075
ASA Gold and Precious Metals	188,601	2,523,481
Ashmore Group	681,000	3,779,948
Aurelius	9,300	354,340
Cowen Group [2]	801,158	3,533,107
Eaton Vance [1]	81,000	3,090,960
Federated Investors Cl. B [1,3]	389,700	11,901,438
GAMCO Investors Cl. A	28,900	2,244,085
Gleacher & Company [2]	5,000	56,950
Jupiter Fund Management	75,000	501,998
Lazard Cl. A	114,800	5,405,932
MVC Capital	254,200	3,444,410
Paris Orleans	33,513	831,634
RHJ International [2]	520,000	2,617,273
SEI Investments	233,500	7,847,935
Sprott	590,000	1,926,640
U.S. Global Investors Cl. A	661,751	2,124,221
Value Partners Group	5,003,000	3,012,185
Westwood Holdings Group	23,460	1,470,707

		70,103,794

Consumer Finance - 0.0%
EZCORP Cl. A [2]	51,060	550,937

Diversified Financial Services - 1.1%
Banca Finnat Euramerica	560,000	412,631
HF2 Financial Management Cl. A [2]	292,300	2,998,998
MarketAxess Holdings	100,000	5,922,000
Moody’s Corporation	1,480	117,394
Pargesa Holding	4,300	372,276
PICO Holdings [2]	100,400	2,609,396
Sofina	19,000	2,320,049

		14,752,744

Insurance - 2.5%
Alleghany Corporation [2]	6,499	2,647,563
eHealth [2]	10,200	518,160
E-L Financial	16,500	10,820,895
Erie Indemnity Cl. A [1]	50,000	3,488,000
Fidelity National Financial	11,700	367,848
Independence Holding Company	349,423	4,689,257
Lancashire Holdings	100,000	1,141,166
MBIA [2]	44,800	626,752
Platinum Underwriters Holdings	56,900	3,419,690
Primerica	78,000	3,674,580
Validus Holdings	14,100	531,711

		31,925,622

Real Estate Investment Trusts (REITs) - 0.1%
BRT Realty Trust [2]	1,650	11,765
Eurobank Properties Real Estate Investment	68,060	852,644

		864,409

Real Estate Management & Development - 1.8%
Brasil Brokers Participacoes	69,500	156,214
Consolidated-Tomoka Land	60,564	2,439,518
Forestar Group [1,2]	102,000	1,815,600
Jones Lang LaSalle	4,210	498,885
Kennedy-Wilson Holdings	98,200	2,210,482
Midland Holdings [2]	3,019,700	1,608,840
St. Joe Company (The) [1,2]	167,000	3,214,750
Tejon Ranch [2]	342,600	11,590,158
Tejon Ranch (Warrants) [2]	50,605	184,708

		23,719,155

Thrifts & Mortgage Finance - 0.5%
PennyMac Financial Services Cl. A [2]	50,000	832,000
Timberland Bancorp [6]	444,200	4,752,940
Vestin Realty Mortgage II [2]	53,557	289,208

		5,874,148

Total		172,640,206

Health Care – 5.4%
Biotechnology - 0.7%
Achillion Pharmaceuticals [2]	50,000	164,500
Amicus Therapeutics [2]	102,300	211,761
ARIAD Pharmaceuticals [2]	185,250	1,493,115
ArQule [2]	40,000	82,000
Coronado Biosciences [2]	85,000	168,300
Cubist Pharmaceuticals [2]	6,200	453,530
Genomic Health [2]	33,000	869,220
Green Cross	7,500	886,555
Idenix Pharmaceuticals [2]	254,208	1,532,874
Myriad Genetics [1,2,3]	87,408	2,988,479
Rigel Pharmaceuticals [2]	63,000	244,440
Synthetic Biologics [2]	50,000	128,500
ZIOPHARM Oncology [1,2,3]	58,000	265,640

		9,488,914

Health Care Equipment & Supplies - 1.9%
Allied Healthcare Products [2]	140,225	318,311
Analogic Corporation [1]	38,135	3,131,265
AngioDynamics [1,2]	52,123	820,937
Atrion Corporation	16,235	4,970,183
bioMerieux	8,500	932,374
CONMED Corporation	81,500	3,541,175
DENTSPLY International	26,318	1,211,681
Derma Sciences [2]	10,000	126,800
DiaSorin	20,000	858,205
IDEXX Laboratories [1,2,3]	67,311	8,171,556
Synergetics USA [1,2]	85,125	259,631
Urologix [2,4]	142,648	21,397

		24,363,515

Health Care Providers & Services - 0.4%
Bio-Reference Laboratories [1,2,3]	16,200	448,416
Henry Schein [2]	4,820	575,363
Landauer [1]	75,500	3,422,415
MWI Veterinary Supply [1,2]	10,000	1,556,200

		6,002,394

Health Care Technology - 0.2%
Medidata Solutions [2]	40,000	2,173,600

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories Cl. A [2]	19,688	2,522,427
EPS Corporation	25,000	272,022
PAREXEL International [2]	165,800	8,968,122
PerkinElmer [1]	39,000	1,757,340
Techne Corporation	37,843	3,230,657

		16,750,568

Pharmaceuticals - 0.9%
Adcock Ingram Holdings	28,300	158,432
Biodel [2]	20,100	54,873
Boiron	15,500	1,259,720
Jazz Pharmaceuticals [2]	4,400	610,192
Medicines Company (The) [2]	127,600	3,626,392
Recordati	70,000	1,225,953
Samjin Pharmaceutical	11,800	198,573
Santen Pharmaceutical	23,000	1,018,696
Stallergenes	18,000	1,462,114
Vetoquinol	25,000	1,304,779
Virbac	5,000	1,116,634

		12,036,358

Total		70,815,349

Industrials – 28.1%
Aerospace & Defense - 2.5%
Alliant Techsystems [1]	1,800	255,870
B/E Aerospace [2]	11,000	954,690
Cubic Corporation	26,454	1,351,006
Curtiss-Wright	7,250	460,665
Ducommun [2]	117,200	2,937,032
HEICO Corporation	262,938	15,818,350
HEICO Corporation Cl. A	80,808	3,507,875
Hexcel Corporation [2]	47,500	2,068,150
Magellan Aerospace	114,600	910,166
Moog Cl. A [2]	25,000	1,637,750
Orbital Sciences [2]	26,300	733,770
Teledyne Technologies [2]	20,600	2,004,998

		32,640,322

Air Freight & Logistics - 2.0%
Expeditors International of Washington	157,000	6,221,910
Forward Air	209,750	9,671,572
Hub Group Cl. A [1,2]	149,400	5,974,506
UTi Worldwide	335,400	3,551,886

		25,419,874

Airlines - 0.0%
GOL Linhas Aereas Inteligentes ADR [2]	36,400	176,904

Building Products - 1.1%
American Woodmark [2]	117,135	3,942,764
Burnham Holdings Cl. B [4]	36,000	675,000
Simpson Manufacturing	275,300	9,726,349

		14,344,113

Commercial Services & Supplies - 2.5%
Brink’s Company (The)	206,320	5,890,436
CompX International Cl. A	211,100	2,159,553
Copart [2]	178,360	6,490,520
Heritage-Crystal Clean [2]	59,200	1,073,296
Kaba Holding	2,500	1,194,941
Kimball International Cl. B	286,180	5,182,720
Metalico [2]	60,000	97,800
Moshi Moshi Hotline	11,700	107,380
Ritchie Bros. Auctioneers	400,384	9,661,266
Tetra Tech [2]	25,100	742,709
UniFirst Corporation	2,700	296,838

		32,897,459

Construction & Engineering - 1.5%
EMCOR Group	149,400	6,990,426
Integrated Electrical Services [2]	351,960	2,185,672
Jacobs Engineering Group [1,2,3]	84,820	5,386,070
KBR	193,393	5,159,725

		19,721,893

Electrical Equipment - 3.2%
EnerSys	46,600	3,228,914
Franklin Electric	209,200	8,895,184
Global Power Equipment Group	217,484	4,325,756
GrafTech International [2]	327,938	3,581,083
Graphite India	261,700	388,534
Hubbell Cl. B [1]	7,000	839,090
Powell Industries	92,400	5,987,520
Preformed Line Products	91,600	6,279,180
Regal-Beloit	100,000	7,271,000
Vicor [2]	38,950	397,290

		41,193,551

Industrial Conglomerates - 0.7%
Carlisle Companies [1]	29,100	2,308,794
Raven Industries	192,400	6,301,100

		8,609,894

Machinery - 8.9%
AGCO Corporation	12,900	711,564
Astec Industries	21,300	935,283
Burckhardt Compression Holding	8,400	4,373,621
CB Industrial Product Holding	116,200	158,159
Chen Hsong Holdings	1,159,000	348,156
CIRCOR International	57,000	4,179,810
CLARCOR [1]	92,500	5,304,875
Columbus McKinnon [2]	86,800	2,325,372
Donaldson Company	199,959	8,478,262
Graco	116,376	8,697,942
IDEX Corporation	67,400	4,912,786
John Bean Technologies	70,900	2,190,810
Kennametal	202,100	8,953,030
Lincoln Electric Holdings	46,360	3,338,384
Middleby Corporation [2]	19,500	5,152,095
NN	197,100	3,882,870
Nordson Corporation	24,296	1,712,625
Pfeiffer Vacuum Technology	5,000	610,770
PMFG [2]	388,352	2,318,462
Rational	2,000	712,239
RBC Bearings [2]	47,000	2,993,900
Rotork	30,000	1,327,680
Sarine Technologies	316,400	625,124
Semperit AG Holding	24,000	1,290,990
Spirax-Sarco Engineering	19,000	917,813
Sun Hydraulics	14,500	627,995
Timken Company (The)	42,800	2,515,784
Valmont Industries	33,700	5,015,908
WABCO Holdings [2]	95,100	10,038,756
Wabtec Corporation	155,850	12,078,375
Woodward	208,400	8,654,852

		115,384,292

Marine - 0.4%
Kirby Corporation [1,2]	50,100	5,072,625

Professional Services - 3.5%
Acacia Research	55,341	845,611
Advisory Board (The) [1,2,3]	150,277	9,655,297
CRA International [2]	32,138	706,072
Heidrick & Struggles International	225,431	4,524,400
Huron Consulting Group [2]	3,816	241,858
ICF International [2]	57,921	2,305,835
ManpowerGroup	82,158	6,476,515
On Assignment [2]	350,400	13,521,936
Robert Half International	49,072	2,058,570
RPX Corporation [2]	25,000	407,000
Towers Watson & Co. Cl. A	34,100	3,889,105
TrueBlue [2]	20,500	599,830

		45,232,029

Road & Rail - 1.2%
Landstar System [1]	99,400	5,886,468
Patriot Transportation Holding [2]	212,958	7,677,136
Trancom	4,200	163,529
Universal Truckload Services	68,916	1,991,672

		15,718,805

Trading Companies & Distributors - 0.5%
Aceto Corporation	31,100	624,799
Kloeckner &Co [2]	12,500	184,639
MISUMI Group	25,000	691,379
MSC Industrial Direct Cl. A [1,3]	63,748	5,515,477

		7,016,294

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings [2]	68,400	1,505,484

Total		364,933,539

Information Technology – 17.9%
Communications Equipment - 0.7%
ADTRAN [1]	258,473	6,309,326
Bel Fuse Cl. B	14,063	307,980
Comba Telecom Systems Holdings [2]	450,000	119,038
Comtech Telecommunications [1]	30,000	955,800
Ellies Holdings [2]	415,300	168,520
EVS Broadcast Equipment	20,000	1,298,323
Plantronics	4,811	213,849
Sonus Networks [2]	74,000	249,380

		9,622,216

Electronic Equipment, Instruments & Components - 8.4%
Agilysys [2]	165,125	2,212,675
Anixter International [1]	61,795	6,273,428
Anxin-China Holdings	516,000	79,830
Avnet	16,400	763,092
AVX Corporation	57,300	755,214
Benchmark Electronics [1,2]	156,900	3,553,785
Cognex Corporation [2]	139,600	4,726,856
Coherent [2]	151,216	9,881,966
Dolby Laboratories Cl. A [1,2]	77,500	3,448,750
Domino Printing Sciences	80,000	1,052,186
DTS [2]	207,000	4,090,320
FEI Company	88,900	9,158,478
FLIR Systems	271,200	9,763,200
Hollysys Automation Technologies [2]	49,482	1,065,842
IPG Photonics [1,2]	76,720	5,453,258
Maxwell Technologies [2]	55,977	723,223
National Instruments	251,850	7,225,576
Newport Corporation [2]	523,500	10,825,980
Perceptron	357,700	4,338,901
Plexus Corporation [2]	176,100	7,056,327
Richardson Electronics	469,832	5,055,392
Rofin-Sinar Technologies [2]	237,781	5,697,233
Rogers Corporation [2]	20,634	1,287,974
TTM Technologies [1,2]	211,400	1,786,330
Vaisala Cl. A	40,320	1,250,010
Vishay Precision Group [2]	27,413	476,438
Zebra Technologies Cl. A [1,2]	16,758	1,163,173

		109,165,437

Internet Software & Services - 0.9%
comScore [2]	52,884	1,734,066
Conversant [2]	137,800	3,879,070
j2 Global	16,600	830,830
QuinStreet [2]	290,628	1,929,770
RealNetworks [2]	152,350	1,154,813
Spark Networks [2]	25,000	130,750
Support.com [2]	111,100	283,305
Trulia [2]	10,000	332,000
Vistaprint [1,2,3]	24,000	1,181,280

		11,455,884

IT Services - 2.8%
Convergys Corporation	121,000	2,651,110
DST Systems	8,600	815,194
eClerx Services	31,400	559,789
Euronet Worldwide [2]	15,000	623,850
Fiserv [2]	9,080	514,745
Hackett Group (The)	655,000	3,916,900
Innodata [2]	89,973	261,822
ManTech International Cl. A	35,400	1,041,114
MAXIMUS	179,000	8,029,940
Metrofile Holdings	1,661,228	777,688
NeuStar Cl. A [2]	43,087	1,400,758
Sapient Corporation [2]	553,102	9,435,920
Sykes Enterprises [2]	125,524	2,494,162
Teradata Corporation [2]	6,400	314,816
Unisys Corporation [2]	94,000	2,863,240
Xchanging	39,700	109,823

		35,810,871

Semiconductors & Semiconductor Equipment - 3.0%
Aixtron ADR [2]	8,758	142,755
ATMI [2]	16,145	549,092
Brooks Automation	100,000	1,093,000
Cabot Microelectronics [2]	23,309	1,025,596
CEVA [2]	19,044	334,413
Diodes [2]	234,750	6,131,670
Entegris [2]	102,000	1,235,220
Entropic Communications [2]	42,000	171,780
Exar Corporation [2]	157,576	1,883,033
Fairchild Semiconductor International [2]	10,900	150,311
Integrated Silicon Solution [2]	155,600	2,419,580
International Rectifier [2]	95,000	2,603,000
Kopin Corporation [2]	81,100	306,558
Microsemi Corporation [2]	25,000	625,750
Miraial	48,900	689,386
MKS Instruments	106,000	3,168,340
Nanometrics [2]	113,700	2,043,189
Power Integrations [1]	49,000	3,223,220
Regent Manner International Holdings	750,000	126,711
Skyworks Solutions	23,100	866,712
STR Holdings [2]	90,000	143,100
Teradyne [1,2]	228,000	4,534,920
Tessera Technologies	44,000	1,039,720
TriQuint Semiconductor [2]	110,000	1,472,900
Veeco Instruments [1,2]	84,300	3,534,699

		39,514,655

Software - 1.0%
ANSYS [1,2]	95,000	7,316,900
Aspen Technology [2]	42,100	1,783,356
Aware [2]	12,800	74,112
Blackbaud [1]	31,400	982,820
Computer Modelling Group	10,000	263,772
Envivio [2]	109,517	338,408
Mentor Graphics	11,753	258,801
MICROS Systems [2]	22,700	1,201,511
Nexon	15,300	128,694
SeaChange International [2]	12,600	131,544
SimCorp	18,000	730,769
TeleNav [2]	43,597	259,838

		13,470,525

Technology Hardware, Storage & Peripherals - 1.1%
BlackBerry [2]	8,000	64,640
Diebold	253,200	10,100,148
Intevac [2]	20,000	194,000
Silicon Graphics International [2]	96,500	1,185,020
Western Digital [1]	23,530	2,160,525

		13,704,333

Total		232,743,921

Materials – 7.0%
Chemicals - 1.9%
Cabot Corporation [1,3]	86,683	5,119,498
Fufeng Group	300,000	113,537
GSE Holding [2]	31,400	9,106
Hawkins	86,178	3,166,180
Huchems Fine Chemical	11,600	234,724
Innospec	63,211	2,859,034
Intrepid Potash [1,2]	140,000	2,164,400
Minerals Technologies [1]	67,323	4,346,373
OM Group	41,600	1,381,952
Rockwood Holdings	40,100	2,983,440
Sensient Technologies	11,993	676,525
Valspar Corporation (The)	1,200	86,544
W.R. Grace & Co. [1,2]	9,400	932,198
Westlake Chemical	9,540	631,357

		24,704,868

Construction Materials - 0.8%
Ash Grove Cement Cl. B [4]	50,518	9,699,961
Mardin Cimento Sanayii	491,700	1,001,557

		10,701,518

Containers & Packaging - 0.8%
Greif Cl. A	112,344	5,896,937
Mayr-Melnhof Karton	38,000	4,754,958

		10,651,895

Metals & Mining - 3.3%
AuRico Gold	132,000	574,200
Central Steel & Wire [4]	4,862	3,617,328
Eldorado Gold	18,000	100,440
Exeter Resource [2]	150,000	90,750
Franco-Nevada Corporation	1,400	64,204
Fresnillo	22,500	316,777
Globe Specialty Metals	20,000	416,400
Grupo SIMEC Ser. B [2]	87,500	333,968
Hecla Mining	960,000	2,947,200
IAMGOLD Corporation [2]	510,000	1,795,200
Imdex [2]	1,391,766	854,937
Kinross Gold [2]	24,600	101,844
Kirkland Lake Gold [2]	90,000	274,355
Maharashtra Seamless	471,300	1,521,716
Major Drilling Group International	135,000	1,045,319
Medusa Mining [2]	75,600	145,912
Pan American Silver	236,030	3,037,706
Pretium Resources [2]	196,000	1,138,236
Randgold Resources ADR	15,000	1,125,000
Reliance Steel & Aluminum	158,020	11,165,693
Richmont Mines [2]	50,800	71,628
Saracen Mineral Holdings [2]	237,072	72,982
Schnitzer Steel Industries Cl. A [1,3]	100,000	2,885,000
Sims Metal Management [2]	16,000	145,829
Synalloy Corporation	178,800	2,567,568
Vale Indonesia	875,600	218,637
Victoria Gold [2]	550,000	67,164
Village Main Reef [2]	986,600	40,312
Vista Gold [2]	124,000	63,240
Walter Energy	63,300	478,548
Worthington Industries	148,000	5,661,000

		42,939,093

Paper & Forest Products - 0.2%
Glatfelter	15,500	421,910
Qunxing Paper Holdings [5]	3,296,000	42,494
Schweitzer-Mauduit International	27,600	1,175,484

		1,639,888

Total		90,637,262

Telecommunication Services – 0.7%
Wireless Telecommunication Services - 0.7%
Telephone and Data Systems	338,270	8,866,057
USA Mobility	20,500	372,485

Total		9,238,542

Utilities – 0.1%
Electric Utilities - 0.0%
Tenaga Nasional	40,000	146,431

Gas Utilities - 0.1%
UGI Corporation	20,500	935,005

Total		1,081,436

Miscellaneous [7] – 1.7%
Total		22,588,256

TOTAL COMMON STOCKS
(Cost $776,428,527)		1,183,183,232

PREFERRED STOCK – 0.1%
Seneca Foods Conv. [2,5]	50,000	1,416,600

(Cost $724,062)		1,416,600

REPURCHASE AGREEMENT – 14.4%
Fixed Income Clearing Corporation,
0.00% dated 3/31/14, due 4/1/14,
maturity value $186,786,000 (collateralized
by obligations of various U.S. Government
Agencies, 0.25%-0.50% due 8/31/15-9/28/15, valued
at $190,524,238)
(Cost $186,786,000)		186,786,000

TOTAL INVESTMENTS – 105.4%
(Cost $963,938,589)		1,371,385,832
LIABILITIES LESS CASH
AND OTHER ASSETS – (5.4)%		(70,588,460)

NET ASSETS – 100.0%		$1,300,797,372

[1]	All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at March 31, 2014. Total market value of pledged securities at March 31, 2014, was $167,410,676.
[2]	Non-income producing.
[3]	At March 31, 2014, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $46,652,695.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[6]	At March 31, 2014, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[7]	Includes securities first acquired in 2014 and less than 1% of net assets.

TAX INFORMATION:
The cost of total investments for Federal income tax purposes was $965,138,886. At March 31, 2014, net unrealized appreciation for all securities was $406,246,946, consisting of aggregate gross unrealized appreciation of $443,467,646 and aggregate gross unrealized depreciation of $37,220,700. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3	–	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,054,802,933	$128,110,308	$269,991	$1,183,183,232
Preferred Stocks	–	–	1,416,600	1,416,600
Cash Equivalents	–	186,786,000	–	186,786,000

For the three months ended March 31, 2014, certain securities have transferred in and out of Level 1 and Level 2 measurements as a result of the fair value pricing procedures for international equities. The Fund recognizes transfers between levels as of the end of the reporting period. At March 31, 2014, securities valued at $93,967,966 were transferred from Level 1 to Level 2 within the fair value hierarchy.

Level 3 Reconciliation:

			Realized and Unrealized
	Balance as of 12/31/13	Sales	Gain (Loss)	Balance as of 3/31/14
Common Stocks	$131,709	$–	$138,282	$269,991
Preferred Stocks	1,578,555	72,406	(89,549)	1,416,600

Repurchase Agreements:
 The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
 As of March 31, 2014, the Fund has outstanding borrowings of $70,000,000. During the period ended March 31, 2014, the Fund borrowed an average daily balance of $76,222,222. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund will be compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund will receive a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
 An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2014:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/13	12/31/13	Purchases	Sales	Gain (Loss)	Income	3/31/14	3/31/14
Timberland Bancorp	444,200	$4,273,204	–	–	–	$17,768	444,200	$4,752,940
		$4,273,204				$17,768		$4,752,940

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 27, 2014

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 27, 2014